KEMPER EQUITY FUNDS/ VALUE STYLE          KEMPER EQUITY FUNDS/ VALUE STYLE
     Kemper Contrarian Fund                     Kemper Contrarian Fund
Kemper-Dreman High Return Equity Fund    Kemper-Dreman High Return Equity Fund
   Kemper Small Cap Value Fund                Kemper Small Cap Value Fund
    SUPPLEMENT TO PROSPECTUS                    SUPPLEMENT TO PROSPECTUS
       DATED MAY 6, 1998                          DATED APRIL 1, 1998
      ------------------                          ------------------

         KEMPER INCOME FUNDS                KEMPER EQUITY FUNDS/ GROWTH STYLE
    Kemper Adjustable Rate U.S.               Kemper Aggressive Growth Fund
         Government Fund                        Kemper Blue Chip Fund
   Kemper Diversified Income Fund                 Kemper Growth Fund
Kemper U.S. Government Securities Fund      Kemper Quantitative Equity Fund
     Kemper High Yield Fund              Kemper Small Capitalization Equity Fund
  Kemper High Yield Opportunity Fund              Kemper Technology Fund
     Kemper Income and Capital                   Kemper Total Return Fund
        Preservation Fund                        Kemper Value+Growth Fund
     Kemper U.S. Mortgage Fund                   SUPPLEMENT TO PROSPECTUS
     Kemper Short-Intermediate                    DATED FEBRUARY 1, 1998
         Government Fund                           ------------------
     SUPPLEMENT TO PROSPECTUS
     DATED DECEMBER 30, 1997
         ------------------

     KEMPER TAX-FREE INCOME FUNDS          KEMPER GLOBAL AND INTERNATIONAL FUNDS
      Kemper Municipal Bond Fund                 Kemper Asian Growth Fund
Kemper Intermediate Municipal Bond Fund             Kemper Europe Fund
        SUPPLEMENT TO PROSPECTUS                 Kemper Global Income Fund
        DATED NOVEMBER 26, 1997                  Kemper International Fund
         ------------------                      SUPPLEMENT TO PROSPECTUS
                                                   DATED MARCH 1, 1998
                                                    ------------------


       KEMPER MONEY FUNDS                      KEMPER ASSET ALLOCATION FUNDS
     Kemper Cash Reserves Fund                  Kemper Horizon 20+ Portfolio
      SUPPLEMENT TO PROSPECTUS                  Kemper Horizon 10+ Portfolio
      DATED DECEMBER 30, 1997                     Kemper Horizon 5 Portfolio
         ------------------                       SUPPLEMENT TO PROSPECTUS
                                                   DATED NOVEMBER 21, 1997
                                                      ------------------


                                 CLASS I SHARES

The following supplements the currently effective Prospectus of each of the above-listed Funds:

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.


October 16, 1998